Supplemental Guarantor Financial Information (Condensed Consolidated Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 295,402,000		$ 158,442,000	[1]	$ 172,750,000	[1]	$ 237,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Amalgamation gain							(31,000,000)
Depreciation	337,730,000		357,347,000	[1]	384,855,000	[1]	334,000,000
Asset impairment	26,155,000		12,625,000	[1]	24,496,000	[1]	14,000,000
Amortization of debt issuance costs and debt, discount	47,442,000		69,651,000	[1]	53,180,000	[1]	42,000,000
Amortization of intangibles	8,746,000		11,577,000	[1]	17,319,000	[1]	22,000,000
Provision for doubtful accounts					4,843,000	[1]	1,000,000
Net (gain) loss on sale of assets	(42,000,000)		46,000,000		(12,000,000)		(35,000,000)
Loss on discontinued operations (AeroTurbine)					52,745,000	[1]
Mark-to-market of non-hedged derivatives	(11,805,000)		2,059,000	[1]	23,167,000	[1]	1,000,000
Deferred taxes	21,186,000		7,695,000	[1]	23,892,000	[1]	18,000,000
Share-based compensation	9,292,000		7,127,000	[1]	6,236,000	[1]	3,000,000
Cash flow from operating activities before changes in working capital	691,000,000		674,000,000		751,000,000		606,000,000
Working capital	5,000,000		(18,000,000)		(110,000,000)		69,000,000
Net cash provided by operating activities	694,878,000		656,716,000	[1]	638,200,000	[1]	675,000,000
Purchase of flight equipment	(1,782,839,000)		(1,038,657,000)	[1]	(763,159,000)	[1]	(1,940,000,000)
Proceeds from sale/disposal of assets	664,415,000		781,278,000	[1]	140,785,000	[1]	665,000,000
Prepayments on flight equipment	(213,320,000)		(36,124,000)	[1]	(47,752,000)	[1]	(141,000,000)
Purchase of subsidiaries, net of cash acquired							104,000,000
Capital contributions	(13,180,000)				(2,500,000)	[1]	(8,000,000)
Purchase of intangibles							(9,000,000)
Proceeds from the disposal of subsidiaries, net of cash disposed					119,917,000	[1]
Movement in restricted cash	7,866,000		(58,131,000)	[1]	(11,621,000)	[1]	(68,000,000)
Net cash used in investing activities	(1,337,058,000)		(351,634,000)	[1]	(564,330,000)	[1]	(1,397,000,000)
Issuance of debt	2,299,706,000		1,297,087,000	[1]	1,672,089,000	[1]	2,325,000,000
Repayment of debt	(1,889,194,000)		(1,213,832,000)	[1]	(1,646,735,000)	[1]	(1,502,000,000)
Debt issuance costs paid	(45,213,000)		(43,177,000)	[1]	(37,306,000)	[1]	(60,000,000)
Maintenance payments received	100,708,000		132,046,000	[1]	110,358,000	[1]	90,000,000
Maintenance payments returned	(56,909,000)		(49,728,000)	[1]	(54,751,000)	[1]	(42,000,000)
Security deposits received	23,364,000		25,624,000	[1]	20,135,000	[1]	30,000,000
Security deposits returned	(15,032,000)		(21,855,000)	[1]	(37,190,000)	[1]	(40,000,000)
Issuance of equity interest							110,000,000
Repurchase of shares			(320,093,000)	[1]	(100,000,000)	[1]
Capital contributions from non-controlling interests							32,000,000
Net cash (used in) provided by financing activities	417,430,000		(193,928,000)	[1]	(73,400,000)	[1]	943,000,000
Net increase (decrease) in cash and cash equivalents	(224,750,000)		111,154,000	[1]	470,000	[1]	221,000,000
Effect of exchange rate changes	(137,000)		(1,834,000)	[1]	6,161,000	[1]
Cash and cash equivalents at beginning of period	520,401,000	[1],[2]	411,081,000	[1]	404,450,000	[1]	183,000,000
Cash and cash equivalents at end of period	295,514,000		520,401,000	[1],[2]	411,081,000	[1]	404,450,000	[1]
AerCap Holdings N.V. [Member]
Net income	292,000,000		164,000,000		172,000,000		208,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	(315,000,000)		(176,000,000)		(177,000,000)		(213,000,000)
Amortization of debt issuance costs and debt, discount	1,000,000
Deferred taxes			1,000,000
Share-based compensation	9,000,000		7,000,000		6,000,000		3,000,000
Cash flow from operating activities before changes in working capital	(13,000,000)		(4,000,000)		1,000,000		(2,000,000)
Working capital	(136,000,000)		150,000,000		274,000,000		(13,000,000)
Net cash provided by operating activities	(149,000,000)		146,000,000		275,000,000		(15,000,000)
Movement in restricted cash					(1,000,000)		1,000,000
Net cash used in investing activities					(1,000,000)		1,000,000
Issuance of debt	150,000,000
Debt issuance costs paid	(2,000,000)
Repurchase of shares			(320,000,000)		(100,000,000)
Net cash (used in) provided by financing activities	148,000,000		(320,000,000)		(100,000,000)
Net increase (decrease) in cash and cash equivalents	(1,000,000)		(174,000,000)		174,000,000		(14,000,000)
Cash and cash equivalents at beginning of period	1,000,000		175,000,000		1,000,000		15,000,000
Cash and cash equivalents at end of period			1,000,000		175,000,000		1,000,000
AerCap Aviation Solutions B.V [Member]
Net income	(12,000,000)		(5,000,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and debt, discount	1,000,000		1,000,000
Cash flow from operating activities before changes in working capital	(11,000,000)		(4,000,000)
Working capital	11,000,000		(291,000,000)
Net cash provided by operating activities			(295,000,000)
Issuance of debt			300,000,000
Debt issuance costs paid			(5,000,000)
Net cash (used in) provided by financing activities			295,000,000
AerCap Ireland [Member]
Net income	140,000,000		(49,000,000)		102,000,000		128,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	(202,000,000)		(209,000,000)		(216,000,000)		(177,000,000)
Dividends received	3,000,000				4,000,000
Depreciation	3,000,000		3,000,000		4,000,000		1,000,000
Amortization of debt issuance costs and debt, discount	1,000,000		6,000,000		2,000,000
Net (gain) loss on sale of assets	12,000,000		132,000,000		(18,000,000)		(24,000,000)
Deferred taxes	6,000,000		8,000,000		(7,000,000)		18,000,000
Cash flow from operating activities before changes in working capital	(37,000,000)		(109,000,000)		(129,000,000)		(54,000,000)
Working capital	100,000,000		221,000,000		369,000,000		104,000,000
Net cash provided by operating activities	63,000,000		112,000,000		240,000,000		50,000,000
Prepayments on flight equipment	20,000,000		(61,000,000)		(93,000,000)		(57,000,000)
Net cash used in investing activities	20,000,000		(61,000,000)		(93,000,000)		(57,000,000)
Repayment of debt	(107,000,000)		(47,000,000)		(80,000,000)		33,000,000
Maintenance payments received	3,000,000		3,000,000		3,000,000
Security deposits returned	(3,000,000)		(1,000,000)		(1,000,000)		(7,000,000)
Net cash (used in) provided by financing activities	(107,000,000)		(45,000,000)		(78,000,000)		26,000,000
Net increase (decrease) in cash and cash equivalents	(24,000,000)		6,000,000		69,000,000		19,000,000
Effect of exchange rate changes	1,000,000		(1,000,000)		6,000,000
Cash and cash equivalents at beginning of period	163,000,000		158,000,000		83,000,000		64,000,000
Cash and cash equivalents at end of period	140,000,000		163,000,000		158,000,000		83,000,000
Non-Guarantors [Member]
Net income	318,000,000		169,000,000		194,000,000		246,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	62,000,000		258,000,000		114,000,000		49,000,000
Amalgamation gain							(31,000,000)
Depreciation	335,000,000		354,000,000		381,000,000		333,000,000
Asset impairment	26,000,000		13,000,000		24,000,000		14,000,000
Amortization of debt issuance costs and debt, discount	44,000,000		63,000,000		51,000,000		42,000,000
Amortization of intangibles	9,000,000		12,000,000		17,000,000		22,000,000
Provision for doubtful accounts					5,000,000		1,000,000
Net (gain) loss on sale of assets	(42,000,000)		(79,000,000)		(10,000,000)		(15,000,000)
Loss on discontinued operations (AeroTurbine)					53,000,000
Mark-to-market of non-hedged derivatives	(12,000,000)		2,000,000		23,000,000		1,000,000
Deferred taxes	15,000,000		(1,000,000)		31,000,000
Cash flow from operating activities before changes in working capital	755,000,000		791,000,000		883,000,000		662,000,000
Working capital	30,000,000		(98,000,000)		(753,000,000)		(22,000,000)
Net cash provided by operating activities	785,000,000		693,000,000		130,000,000		640,000,000
Purchase of flight equipment	(1,783,000,000)		(1,039,000,000)		(763,000,000)		(1,940,000,000)
Proceeds from sale/disposal of assets	664,000,000		781,000,000		141,000,000		665,000,000
Prepayments on flight equipment	(233,000,000)		25,000,000		45,000,000		(84,000,000)
Purchase of subsidiaries, net of cash acquired							104,000,000
Capital contributions	(13,000,000)				(3,000,000)		(8,000,000)
Purchase of intangibles							(9,000,000)
Proceeds from the disposal of subsidiaries, net of cash disposed					120,000,000
Movement in restricted cash	8,000,000		(58,000,000)		(11,000,000)		(69,000,000)
Net cash used in investing activities	(1,357,000,000)		(291,000,000)		(471,000,000)		(1,341,000,000)
Issuance of debt	2,150,000,000		997,000,000		1,672,000,000		2,325,000,000
Repayment of debt	(1,783,000,000)		(1,167,000,000)		(1,567,000,000)		(1,535,000,000)
Debt issuance costs paid	(43,000,000)		(38,000,000)		(37,000,000)		(60,000,000)
Maintenance payments received	98,000,000		129,000,000		107,000,000		90,000,000
Maintenance payments returned	(57,000,000)		(50,000,000)		(55,000,000)		(42,000,000)
Security deposits received	23,000,000		26,000,000		20,000,000		30,000,000
Security deposits returned	(12,000,000)		(21,000,000)		(36,000,000)		(33,000,000)
Issuance of equity interest							110,000,000
Capital contributions from non-controlling interests							32,000,000
Dividends paid	(3,000,000)				(4,000,000)
Net cash (used in) provided by financing activities	373,000,000		(124,000,000)		100,000,000		917,000,000
Net increase (decrease) in cash and cash equivalents	(199,000,000)		278,000,000		(241,000,000)		216,000,000
Effect of exchange rate changes	(1,000,000)		(1,000,000)
Cash and cash equivalents at beginning of period	356,000,000		79,000,000		320,000,000		104,000,000
Cash and cash equivalents at end of period	156,000,000		356,000,000		79,000,000		320,000,000
Eliminations [Member]
Net income	(443,000,000)		(120,000,000)		(295,000,000)		(345,000,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	455,000,000		127,000,000		279,000,000		341,000,000
Dividends received	(3,000,000)				(4,000,000)
Net (gain) loss on sale of assets	(12,000,000)		(7,000,000)		16,000,000		4,000,000
Cash flow from operating activities before changes in working capital	(3,000,000)				(4,000,000)
Net cash provided by operating activities	(3,000,000)				(4,000,000)
Dividends paid	3,000,000				4,000,000
Net cash (used in) provided by financing activities	$ 3,000,000				$ 4,000,000

[1]	Certain reclassifications have been made to the prior years Consolidated Statement of Cash Flows to reflect the current year presentation.
[2]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.